Inventories	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2017	2018

Raw materials and components	$15,756	$17,425
Finished products (*)	19,099	12,605

	$34,855	$30,030

(*)	Including amounts of $34 and $836 for the years ended December 31, 2017 and 2018, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.